Retirement Benefit and Other Post-retirement Obligations - Summary of Effect of Members Living One Year More or One Year Less on the Defined Benefit Obligation (Parenthetical) (Detail) - Actuarial Assumption of Longevity [member]
12 Months Ended
Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Movement in mortality sensitivity analysis	1 year
Movement in mortality sensitivity analysis	1 year